Assets/Liabilities for Insurance Contracts - Summary of Net Gross and Reinsurers Share for Amounts Arising from Insurance Contracts (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Current Account	$ 182,737	$ 165,339
Reinstatement Premiums	0	0
Minimum Deposit Premium to Be Accrued	(110,509)	(112,514)
Deposits as Collateral	0	0
Unpaid Losses to Be Borne by Reinsurers	(38,376)	(137,230)
Total	33,852	$ (84,405)
Debts with Reinsurers
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Current Account	181,274
Reinstatement Premiums	0
Minimum Deposit Premium to Be Accrued	(110,509)
Deposits as Collateral	0
Unpaid Losses to Be Borne by Reinsurers	(38,376)
Total	32,389
Debts with Co-insurers
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Current Account	1,463
Reinstatement Premiums	0
Minimum Deposit Premium to Be Accrued	0
Deposits as Collateral	0
Unpaid Losses to Be Borne by Reinsurers	0
Total	$ 1,463